Income Tax - Schedule of income tax expense in the consolidated financial statements (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Major components of tax expense (income) [abstract]
Current income tax charge	$ 52,361,541	$ 606,318,130		$ 117,890,638
(Profit) / expense from deferred income tax	(18,838,153)	8,474,463		6,681,415
Total income tax	33,523,388	614,792,593	[1]	124,572,053
(Profit) / expense from income tax recognized in other comprehensive income	(41,358,840)	36,501,352		(16,596,128)
Total income tax expense	$ (7,835,452)	$ 651,293,945		$ 107,975,925

[1]	See Note 3.